Notes Payable - Schedule of Notes Payable (Details) (Parenthetical)																							3 Months Ended	12 Months Ended
	Mar. 30, 2021 USD ($) Integer $ / shares	Jan. 06, 2021 USD ($) Integer $ / shares	Dec. 16, 2020 shares	Dec. 03, 2020 USD ($) Integer $ / shares	Nov. 13, 2020 USD ($) Integer $ / shares	Oct. 31, 2020 USD ($) Integer $ / shares	Oct. 08, 2020 shares	Sep. 14, 2020 USD ($) Integer $ / shares	Aug. 11, 2020 USD ($) Integer $ / shares	Aug. 05, 2020 USD ($) Integer $ / shares	Jul. 07, 2020 USD ($)	Jun. 24, 2020 USD ($) $ / shares shares	May 20, 2020 USD ($) Integer $ / shares	Apr. 30, 2020 USD ($) Integer $ / shares	Apr. 20, 2020 USD ($) Integer $ / shares	Feb. 24, 2020 USD ($) Integer $ / shares	Oct. 28, 2019 USD ($) Integer $ / shares	Oct. 18, 2019 USD ($) shares	Oct. 15, 2019 USD ($) shares	Aug. 26, 2019 USD ($) Integer $ / shares	Jul. 08, 2019 USD ($) $ / shares	May 17, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Sep. 16, 2020 USD ($)	Sep. 11, 2020 USD ($)	Dec. 31, 2019 USD ($)
Number of shares issued during period, shares | shares			500,000				125,000
Notes payable																							$ 146,447	$ 138,845			$ 138,845
Original issue of discount																							959,303	449,405			$ 449,405
Short-Term Convertible Notes [Member]
Original issue of discount																							959,303	370,923
Long-Term Convertible Notes [Member]
Original issue of discount																							0	78,482
Note payable to Unrelated Party One [Member]
Debt instrument, face amount																						$ 30,000
Debt instrument, interest rate																						5.00%
Debt instrument, maturity date																						Apr. 30, 2020
Accrued interest																						$ 31,791
Number of shares issued during period, shares | shares																						242,407
Conversion price per share | $ / shares																						$ 0.131
Market price per share | $ / shares																						$ 0.33
Loss on loan settlement																								48,203
Note Payable to Individual [Member]
Debt instrument, face amount																					$ 40,000
Debt instrument, interest rate																					8.00%
Debt instrument, maturity date																					Jul. 08, 2020
Offering price | $ / shares																					$ 0.50
Financial Group [Member]
Debt instrument, face amount																				$ 75,000
Debt instrument, interest rate																				12.00%
Debt instrument, maturity date																				Aug. 26, 2020
Accrued interest																								$ 86,100
Trading price | $ / shares																				$ 0.50
Trading days | Integer																				10
Convertible shares | shares																								713,250
Note payable to Unrelated Party Two [Member]
Debt instrument, face amount																			$ 75,000
Debt instrument, interest rate																			10.00%
Debt instrument, maturity date																			Jul. 15, 2020
Number of shares issued during period, shares | shares																			10,000
Convertible shares | shares																								1,503,883
Principal and accrued interest																								$ 83,233
Note payable to Unrelated Party Three [Member]
Debt instrument, face amount																	$ 75,000
Debt instrument, interest rate																	10.00%
Debt instrument, maturity date																	Oct. 28, 2020
Offering price | $ / shares																	$ 0.50
Trading price | $ / shares																	$ 0.60
Trading days | Integer																	10
Convertible shares | shares																								1,119,309
Principal and accrued interest																								$ 84,620
Notes payable																	$ 78,750
Original issue of discount																								$ 62,652
Note payable to Unrelated Party Four Member]
Debt instrument, face amount																	$ 75,000
Debt instrument, interest rate																	10.00%
Debt instrument, maturity date																	Oct. 28, 2020
Number of shares issued during period, shares | shares																								1,080,808
Offering price | $ / shares																	$ 0.50
Trading price | $ / shares																	$ 0.60
Trading days | Integer																	10
Principal and accrued interest																								$ 84,529
Notes payable																	$ 78,750
Original issue of discount																								$ 57,130
Note payable to Unrelated Party Five [Member]
Debt instrument, face amount																	$ 75,000
Debt instrument, interest rate																	10.00%
Debt instrument, maturity date																	Oct. 28, 2020
Number of shares issued during period, shares | shares																								1,119,309
Offering price | $ / shares																	$ 0.50
Trading price | $ / shares																	$ 0.60
Trading days | Integer																	10
Principal and accrued interest																								$ 84,620
Notes payable																	$ 78,750
Original issue of discount																								62,652
Note payable to Legend Nutrition, Inc. [Member]
Debt instrument, face amount																		$ 75,000
Debt instrument, interest rate																		5.00%
Debt instrument, maturity date																		Oct. 18, 2020
Number of shares issued during period, shares | shares																		889,979
Loss on loan settlement																								$ 889,979
Principal and accrued interest																		$ 81,657
Notes payable																		$ 78,750
Maturity date, description																		Maturity date of one year.
Note payable to Unrelated Party Six [Member]
Debt instrument, face amount																$ 150,000
Debt instrument, interest rate																8.00%
Debt instrument, maturity date																Feb. 24, 2021
Trading price | $ / shares																$ 0.60
Trading days | Integer																10
Convertible shares | shares																								3,071,819
Principal and accrued interest																								$ 166,362
Notes payable																$ 157,500
Original issue of discount																$ 7,500
Note payable to Unrelated Party Seven [Member]
Debt instrument, face amount															$ 88,000
Debt instrument, interest rate															8.00%
Debt instrument, maturity date															Apr. 20, 2021
Trading price | $ / shares															$ 0.61
Trading days | Integer															10
Convertible shares | shares																								2,232,298
Principal and accrued interest																								$ 140,968
Notes payable															$ 88,000
Increase decrease in debt percentage																								22.00%
Note payable to Unrelated Party Eight [Member]
Debt instrument, face amount														$ 105,000
Debt instrument, interest rate														8.00%
Debt instrument, maturity date														Apr. 30, 2021
Conversion price per share | $ / shares														$ 0.50
Trading price | $ / shares														$ 0.60
Trading days | Integer														10
Convertible shares | shares																								1,511,000
Principal and accrued interest																								$ 109,200
Notes payable														$ 100,000
Original issue of discount														$ 5,000
Note payable to Unrelated Party Nine [Member]
Debt instrument, face amount													$ 53,000
Debt instrument, interest rate													8.00%
Debt instrument, maturity date													Aug. 19, 2021
Trading price | $ / shares													$ 0.61
Trading days | Integer													10
Convertible shares | shares																								683,791
Principal and accrued interest																								$ 86,217
Notes payable													$ 53,000
Increase decrease in debt percentage													22.00%
Note payable to Unrelated Party Ten [Member]
Debt instrument, face amount												$ 30,000
Debt instrument, interest rate												5.00%
Debt instrument, maturity date												Sep. 24, 2020
Market price per share | $ / shares												$ 0.21
Loss on loan settlement																								$ 48,331
Convertible shares | shares												376,704
Principal and accrued interest												$ 30,777
Note payable to Unrelated Party Eleven [Member]
Debt instrument, face amount											$ 50,000
Debt instrument, interest rate											5.00%
Debt instrument, maturity date											Jul. 07, 2021
Note payable to Unrelated Party Tweleve [Member]
Debt instrument, face amount										$ 53,000
Debt instrument, interest rate										8.00%
Debt instrument, maturity date										Nov. 05, 2021
Trading price | $ / shares										$ 0.61
Trading days | Integer										10
Principal and accrued interest																							$ 70,736
Notes payable										$ 53,000
Increase decrease in debt percentage										22.00%
Note payable to Unrelated Party Thirteen [Member]
Debt instrument, face amount									$ 105,000
Debt instrument, interest rate									8.00%														45.00%
Debt instrument, maturity date									May 11, 2021
Conversion price per share | $ / shares									$ 0.50														$ 0.1614
Loss on loan settlement																							$ 58,059
Trading price | $ / shares									$ 0.60
Trading days | Integer									10
Convertible shares | shares																							708,750
Principal and accrued interest																							$ 111,466
Notes payable									$ 100,000
Original issue of discount									$ 5,000
Increase decrease in debt percentage									135.00%
Cash																							50,000
Note payable to Unrelated Party Fourteen [Member]
Debt instrument, face amount								$ 53,000
Debt instrument, interest rate								8.00%
Debt instrument, maturity date								Dec. 14, 2021
Trading price | $ / shares								$ 0.61
Trading days | Integer								10
Principal and accrued interest																							70,736
Notes payable								$ 53,000
Increase decrease in debt percentage								22.00%
Note payable to Unrelated Party Fifteen [Member]
Debt instrument, face amount																										$ 4,000
Debt instrument, interest rate
Note payable to Unrelated Party Sixteen [Member]
Debt instrument, face amount				$ 83,500	$ 138,000	$ 52,750																			$ 5,000
Debt instrument, interest rate				8.00%	8.00%	8.00%
Debt instrument, maturity date				Mar. 02, 2022	Nov. 13, 2021	Oct. 12, 2021
Conversion price per share | $ / shares						$ 0.50
Trading price | $ / shares				$ 0.61	$ 0.61	$ 0.60
Trading days | Integer				10	10	10
Notes payable				$ 83,500	$ 138,000	$ 56,750
Increase decrease in debt percentage				22.00%	18.00%	24.00%
Note payable to Unrelated Party Seventeen [Member]
Debt instrument, face amount						$ 52,750
Debt instrument, interest rate						8.00%
Debt instrument, maturity date						Oct. 12, 2021
Conversion price per share | $ / shares						$ 0.50
Trading price | $ / shares						$ 0.60
Trading days | Integer						10
Notes payable						$ 56,750
Increase decrease in debt percentage						24.00%
Note payable to Unrelated Party Eighteen [Member]
Debt instrument, face amount					$ 138,000
Debt instrument, interest rate					8.00%
Debt instrument, maturity date					Nov. 13, 2021
Trading price | $ / shares					$ 0.61
Trading days | Integer					10
Principal and accrued interest																							183,483
Notes payable					$ 138,000
Increase decrease in debt percentage					18.00%
Note payable to Unrelated Party Nighteen [Member]
Debt instrument, face amount				$ 83,500
Debt instrument, interest rate				8.00%
Debt instrument, maturity date				Mar. 02, 2022
Trading price | $ / shares				$ 0.61
Trading days | Integer				10
Principal and accrued interest																							$ 104,527
Notes payable				$ 83,500
Increase decrease in debt percentage				22.00%
Note payable to Unrelated Party Twenty [Member]
Debt instrument, face amount		$ 400,000
Debt instrument, interest rate		6.00%
Debt instrument, maturity date		Jan. 07, 2022
Trading price | $ / shares		$ 0.50
Trading days | Integer		7
Convertible shares | shares																							1,640,638
Principal and accrued interest																							$ 300,000
Notes payable		$ 425,000
Increase decrease in debt percentage		15.00%
Note payable to Unrelated Party Twenty One [Member]
Debt instrument, face amount		$ 400,000
Debt instrument, interest rate		6.00%
Debt instrument, maturity date		Jan. 07, 2022
Trading price | $ / shares		$ 0.50
Trading days | Integer		7
Convertible shares | shares																							1,089,910
Principal and accrued interest																							$ 200,000
Notes payable		$ 425,000
Increase decrease in debt percentage		15.00%
Note payable to Unrelated Party Twenty Two [Member]
Debt instrument, face amount	$ 282,000
Debt instrument, interest rate	6.00%
Debt instrument, maturity date	Mar. 30, 2022
Trading price | $ / shares	$ 0.2437
Trading days | Integer	7
Notes payable	$ 300,000
Increase decrease in debt percentage	15.00%
Note payable to Unrelated Party Twenty Three [Member]
Debt instrument, face amount	$ 282,000
Debt instrument, interest rate	6.00%
Debt instrument, maturity date	Mar. 30, 2022
Trading price | $ / shares	$ 0.2437
Trading days | Integer	7
Notes payable	$ 300,000
Increase decrease in debt percentage	15.00%